Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2015		Mar. 31, 2014		Mar. 31, 2013
Comprehensive Income Net Of Tax [Abstract]
Net income	$ 8,554		$ 6,465		$ 6,610
Other comprehensive income (loss):
Gross unrealized holding gain (loss) on securities available for sale, net of income (taxes) benefit of ($55), $96, and $178, respectively	80		(140)		(258)
Reclassification adjustment for net realized gains on securities available for sale, net of income taxes of $42, $120, and $264, respectively	(60)	[1]	(175)	[1]	(383)	[1]
Benefit plan (loss) gain, net of income benefit (taxes) of $152, ($91), and $88, respectively	(219)		138		(126)
Benefit plan amortization, net of income (taxes) benefit of ($23), ($38), and $27, respectively	33	[2]	50	[2]	(40)	[2]
Total other comprehensive (loss)	(166)		(127)		(807)
Total comprehensive income	$ 8,388		$ 6,338		$ 5,803

[1]	Net realized gain and related income taxes are included in the consolidated statements of income within the gain on sale of securities and income taxes lines, respectively.
[2]	Benefit plan amounts represent the amortization of past service cost and unrecognized net loss; such amounts are included in the consolidated statements of income within the directors’ compensation line. The related income tax amounts are included in income taxes.